Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of income tax expense	The components of income tax expense are as follows for the years ended December 31:

	2012	2011
Current income tax	$—	$(4,533)
Deferred income tax	10,724,261	1,703,985

	$10,724,261	$1,699,452

Reconciliation of income taxes to the expected statutory federal corporate income tax rates

The following is a reconciliation of income taxes to the expected statutory federal corporate income tax rates for the years ended December 31:

	2012	2011
Statutory federal income tax	$9,733,376	$1,371,617
State tax, net of federal benefit	960,704	301,091
Non-deductible expenses	30,181	26,744

	$10,724,261	$1,699,452

Tax effects of significant temporary differences which gave rise to the Company's deferred tax assets and liabilities

The tax effects of significant temporary differences which gave rise to the Company’s deferred tax assets and liabilities are as follows at December 31:

	2012	2011
Deferred tax assets—
Net operating loss carryforwards	$5,843,603	$3,969,055
Liability for mortgage repurchases and indemnifications	735,478	—

	6,579,081	3,969,055

Deferred tax liabilities—
Fixed assets, intangibles and other	(873,674)	(126,244)
Loans held for sale and derivatives	(4,258,143)	(875,667)
Mortgage servicing rights	(15,828,479)	(6,623,196)

	(20,960,296)	(7,625,107)

Net deferred tax asset (liability)	$(14,381,215)	$(3,656,052)